RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Leases [Abstract]
Schedule of lease amounts recognised in the balance sheet and income statement
The balance sheet shows the following amounts relating to lease:

Amounts in $ ‘000	Buildings	Cars	Total
Carrying value at At cost	10,874	2,290	13,164
Carrying value at Accumulated depreciation	(3,103)	(634)	(3,737)
Carrying value at January 1, 2021	7,771	1,656	9,427
Investments	13,802	401	14,203
Divestments	(51)	(165)	(216)
Depreciation charges	(2,112)	(669)	(2,781)
Depreciation of disinvestment	30	81	111
Other movement - cost	(478)	(79)	(557)
Other movement - accumulated depreciation	644	57	701
Currency translation - cost	(1,148)	(67)	(1,215)
Currency translation - accumulated depreciation	245	25	270
Movement 2021	10,932	(416)	10,516
At cost	22,999	2,380	25,379
Accumulated depreciation	(4,296)	(1,140)	(5,436)
Carrying value at December 31, 2021	18,703	1,240	19,943
Investments	15,066	1,741	16,807
Divestments	(292)	(739)	(1,031)
Depreciation charges	(2,223)	(797)	(3,020)
Depreciation of disinvestment	78	596	674
Impairment	(3,860)	—	(3,860)
Depreciation Impairment	59	—	59
Currency translation - cost	(1,029)	(48)	(1,077)
Currency translation - accumulated depreciation	197	61	258
Movement 2022	7,996	814	8,810
At cost	32,884	3,334	36,218
Accumulated depreciation	(6,185)	(1,280)	(7,465)
Carrying value at December 31, 2022	26,699	2,054	28,753
The statement of income shows the following amounts relating to leases:

Amounts in $ ‘000	2022	2021	2020
Depreciation rights of use assets
Depreciation right of use buildings	(2,223)	(2,112)	(1,681)
Depreciation right of use cars	(797)	(669)	(346)
Total depreciation right of use assets	(3,020)	(2,781)	(2,027)
Interest expense (Note 7)	(622)	(795)	(766)
Total expense right of use assets	(3,642)	(3,576)	(2,793)